Cover	Oct. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2025
Entity File Number	001-39620
Entity Registrant Name	PRAXIS PRECISION MEDICINES, INC.
Entity Central Index Key	0001689548
Entity Tax Identification Number	47-5195942
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 High Street
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	300-8460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PRAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false